iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
General Dynamics Corp. .................... 43,286 $ 14,903,370
Lockheed Martin Corp. ..................... 349,027 180,785,515
Northrop Grumman Corp. ................... 334,346 193,746,820
RTX Corp. ............................. 162,767 28,658,386
418,094,091
a
Banks  —  0 .3%
First Citizens BancShares, Inc. , Class A .......... 36,499 72,407,446
a
Beverages  —  3 .5%
Coca-Cola Co. (The) ...................... 3,460,633 272,559,455
Keurig Dr Pepper, Inc. ..................... 4,254,381 125,078,801
Monster Beverage Corp.
(a)
................... 2,137,612 164,745,757
PepsiCo, Inc. ........................... 1,460,756 231,515,219
793,899,232
a
Biotechnology  —  4 .6%
AbbVie, Inc. ............................ 677,506 143,170,568
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 226,607 70,132,600
Amgen, Inc. ............................ 204,377 70,765,536
Gilead Sciences, Inc. ...................... 1,431,881 187,347,310
Incyte Corp.
(a)
........................... 1,295,947 123,464,871
Neurocrine Biosciences, Inc.
(a)
................ 529,143 69,672,259
Regeneron Pharmaceuticals, Inc. .............. 22,519 15,922,284
United Therapeutics Corp.
(a)
.................. 85,108 48,626,456
Vertex Pharmaceuticals, Inc.
(a)
................ 724,932 309,821,438
1,038,923,322
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(a)
....................... 125,032 33,140,982
MercadoLibre, Inc.
(a)
....................... 43,095 77,253,390
110,394,372
a
Capital Markets  —  2 .4%
Cboe Global Markets, Inc. ................... 804,927 241,550,544
CME Group, Inc. , Class A ................... 744,820 214,374,092
Intercontinental Exchange, Inc. ............... 403,822 63,840,220
Tradeweb Markets, Inc. , Class A ............... 327,019 37,034,902
556,799,758
a
Chemicals  —  1 .0%
Corteva, Inc. ............................ 822,012 66,591,192
Linde PLC ............................. 314,069 157,392,539
223,983,731
a
Commercial Services & Supplies  —  4 .4%
Republic Services, Inc. , Class A ............... 1,376,541 287,999,908
Rollins, Inc. ............................. 1,656,216 92,300,918
Waste Connections, Inc. .................... 1,770,904 291,703,307
Waste Management, Inc. .................... 1,446,020 336,271,951
1,008,276,084
a
Communications Equipment  —  4 .7%
Arista Networks, Inc.
(a)
..................... 685,444 118,383,033
Ciena Corp.
(a)
........................... 141,723 74,770,220
Cisco Systems, Inc. ....................... 4,502,587 411,986,711
F5, Inc.
(a) (b)
............................. 442,022 143,170,926
Motorola Solutions, Inc. .................... 755,907 331,865,850
1,080,176,740
a
Consumer Staples Distribution & Retail  —  1 .9%
Costco Wholesale Corp. .................... 71,938 72,983,259
Kroger Co. (The) ......................... 2,356,716 160,421,658
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ............................ 1,512,071 $ 199,487,527
432,892,444
a
Diversified Telecommunication Services  —  2 .5%
AT&T, Inc. .............................. 8,646,881 225,943,001
Verizon Communications, Inc. ................ 7,071,813 339,659,178
565,602,179
a
Electric Utilities  —  4 .4%
Alliant Energy Corp. ....................... 162,061 11,900,139
American Electric Power Co., Inc. .............. 910,841 124,885,410
Duke Energy Corp. ....................... 2,730,833 353,779,415
NextEra Energy, Inc. ...................... 303,267 29,683,774
PPL Corp. ............................. 331,663 12,417,463
Southern Co. (The) ....................... 3,613,116 349,388,317
Xcel Energy, Inc. ......................... 1,495,996 124,092,868
1,006,147,386
a
Electrical Equipment  —  0 .2%
GE Vernova, Inc. ......................... 41,116 44,547,541
a
Electronic Equipment, Instruments & Components  —  3 .8%
Amphenol Corp. , Class A ................... 2,329,027 342,995,806
CDW Corp. ............................. 92,074 12,605,851
Corning, Inc. ............................ 944,953 155,199,081
TE Connectivity PLC ...................... 633,757 134,141,007
Teledyne Technologies, Inc.
(a) (b)
............... 338,992 218,937,983
863,879,728
a
Entertainment  —  1 .6%
Electronic Arts, Inc. ....................... 959,830 194,240,797
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 1,497,606 128,719,236
Netflix, Inc.
(a) (b)
........................... 568,104 53,180,215
376,140,248
a
Financial Services  —  3 .5%
Berkshire Hathaway, Inc. , Class B
(a)
............ 682,370 323,170,432
Mastercard, Inc. , Class A .................... 520,934 261,988,127
Visa, Inc. , Class A ........................ 647,120 213,446,061
798,604,620
a
Food Products  —  1 .3%
General Mills, Inc. ........................ 975,643 34,449,954
Hershey Co. (The) ........................ 287,628 53,424,025
Mondelez International, Inc. , Class A ............ 2,751,294 169,039,503
Tyson Foods, Inc. , Class A .................. 678,442 43,467,779
300,381,261
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 86,597 16,451,698
a
Ground Transportation  —  0 .3%
Uber Technologies, Inc.
(a) (b)
.................. 894,806 66,761,476
a
Health Care Equipment & Supplies  —  1 .1%
Abbott Laboratories ....................... 1,676,356 152,196,361
Boston Scientific Corp.
(a)
.................... 1,208,622 69,628,714
Insulet Corp.
(a) (b)
.......................... 56,509 9,727,459
Medtronic PLC .......................... 355,643 28,796,414
260,348,948
a
Health Care Providers & Services  —  3 .7%
Cardinal Health, Inc. ....................... 92,158 17,775,435
Cencora, Inc. ........................... 949,304 292,395,125
Cigna Group (The) ........................ 145,086 42,159,090
Elevance Health, Inc. ...................... 181,555 68,340,933

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Health Care Providers & Services (continued)
HCA Healthcare, Inc. ...................... 89,745 $ 38,989,715
McKesson Corp. ......................... 365,596 298,033,859
UnitedHealth Group, Inc. .................... 241,766 89,569,468
847,263,625
a
Health Care REITs  —  1 .0%
Ventas, Inc. ............................ 449,296 39,475,147
Welltower, Inc. ........................... 832,480 180,931,203
220,406,350
a
Hotels, Restaurants & Leisure  —  2 .4%
DoorDash, Inc. , Class A
(a)
................... 271,357 45,764,358
McDonald's Corp. ........................ 966,797 283,841,931
Yum! Brands, Inc. ........................ 1,399,291 223,396,808
553,003,097
a
Household Products  —  2 .7%
Church & Dwight Co., Inc. ................... 1,385,193 134,446,833
Colgate-Palmolive Co. ..................... 2,387,054 203,758,929
Kimberly-Clark Corp. ...................... 348,365 34,289,567
Procter & Gamble Co. (The) ................. 1,712,425 251,880,593
624,375,922
a
Insurance  —  7 .5%
Allstate Corp. (The) ....................... 530,209 115,193,207
Aon PLC , Class A ........................ 315,875 98,442,444
Arch Capital Group Ltd.
(a)
................... 1,195,639 112,940,060
Arthur J Gallagher & Co. .................... 321,096 66,274,214
Chubb Ltd. ............................. 1,042,585 340,925,295
Erie Indemnity Co. , Class A , NVS .............. 80,949 17,722,165
Hartford Insurance Group, Inc. (The) ............ 234,157 32,035,019
Loews Corp. ............................ 762,490 85,863,999
Marsh & McLennan Companies, Inc. ............ 1,134,884 190,331,396
Progressive Corp. (The) .................... 1,215,384 244,632,491
Travelers Companies, Inc. (The) ............... 815,470 248,832,516
W R Berkley Corp. ........................ 1,149,172 76,799,165
Willis Towers Watson PLC ................... 275,726 70,641,001
1,700,632,972
a
Interactive Media & Services  —  0 .5%
Alphabet, Inc. , Class C , NVS ................. 269,415 102,900,365
Meta Platforms, Inc. , Class A ................. 32,843 20,096,960
122,997,325
a
IT Services  —  3 .8%
Accenture PLC , Class A .................... 953,408 170,383,544
Cognizant Technology Solutions Corp. , Class A ..... 2,235,598 118,263,134
GoDaddy, Inc. , Class A
(a)
.................... 1,050,334 91,158,488
International Business Machines Corp. .......... 1,095,292 252,990,546
Snowflake, Inc. , Class A
(a)
................... 407,603 55,625,581
VeriSign, Inc. ........................... 647,588 173,980,992
862,402,285
a
Metals & Mining  —  1 .2%
Newmont Corp. .......................... 2,419,532 268,785,810
a
Multi-Utilities  —  3 .1%
Ameren Corp. ........................... 595,473 67,675,506
CMS Energy Corp. ........................ 640,026 49,115,595
Consolidated Edison, Inc. ................... 2,753,187 306,952,819
Dominion Energy, Inc. ...................... 894,115 57,670,418
DTE Energy Co. ......................... 86,620 13,139,388
WEC Energy Group, Inc. .................... 1,767,996 208,517,448
703,071,174
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  3 .5%
Cheniere Energy, Inc. ...................... 176,030 $ 48,399,449
Chevron Corp. ........................... 478,233 92,447,221
Coterra Energy, Inc. ....................... 1,194,060 42,878,695
EOG Resources, Inc. ...................... 284,817 40,036,726
Expand Energy Corp. ...................... 920,229 94,001,392
Exxon Mobil Corp. ........................ 2,366,948 365,291,085
Williams Companies, Inc. (The) ............... 1,457,101 111,191,377
794,245,945
a
Pharmaceuticals  —  3 .3%
Eli Lilly & Co. ........................... 161,385 150,830,421
Johnson & Johnson ....................... 1,422,035 326,854,745
Merck & Co., Inc. ......................... 2,451,139 267,615,356
745,300,522
a
Professional Services  —  0 .2%
Automatic Data Processing, Inc. ............... 68,075 14,427,815
Verisk Analytics, Inc. , Class A ................. 160,950 29,693,666
44,121,481
a
Residential REITs  —  0 .5%
Sun Communities, Inc. ..................... 960,482 122,788,019
a
Retail REITs  —  0 .7%
Realty Income Corp. ....................... 2,554,331 164,090,223
a
Semiconductors & Semiconductor Equipment  —  5 .4%
Advanced Micro Devices, Inc.
(a)
............... 341,496 121,056,917
Analog Devices, Inc. ....................... 244,597 98,391,589
Applied Materials, Inc. ..................... 72,022 28,411,959
Astera Labs, Inc.
(a)
........................ 109,272 21,279,629
Broadcom, Inc. .......................... 273,361 114,109,082
Credo Technology Group Holding Ltd.
(a) (b)
......... 104,219 18,135,148
First Solar, Inc.
(a)
......................... 427,240 86,255,484
Marvell Technology, Inc. .................... 355,539 58,717,266
Micron Technology, Inc. ..................... 184,757 95,548,930
NVIDIA Corp. ........................... 1,870,701 373,335,799
QUALCOMM, Inc. ........................ 255,084 45,807,985
Texas Instruments, Inc. ..................... 629,730 177,004,508
1,238,054,296
a
Software  —  10 .8%
Adobe, Inc.
(a)
............................ 525,546 129,336,871
AppLovin Corp. , Class A
(a)
................... 56,769 25,338,843
Autodesk, Inc.
(a)
.......................... 645,947 153,089,439
Cadence Design Systems, Inc.
(a)
.............. 135,216 44,565,841
Crowdstrike Holdings, Inc. , Class A
(a)
............ 67,006 29,867,924
Datadog, Inc. , Class A
(a)
.................... 99,199 13,113,116
Fair Isaac Corp.
(a) (b)
....................... 58,779 60,248,475
Fortinet, Inc.
(a)
........................... 1,175,274 99,087,351
Gen Digital, Inc. .......................... 2,335,921 45,059,916
HubSpot, Inc.
(a)
.......................... 46,591 10,332,020
Intuit, Inc. .............................. 408,687 158,774,899
Microsoft Corp. .......................... 871,905 355,545,421
Oracle Corp. ............................ 415,845 67,113,225
Palantir Technologies, Inc. , Class A
(a)
........... 812,906 113,083,354
Palo Alto Networks, Inc.
(a)
................... 675,512 121,132,812
PTC, Inc.
(a)
............................. 921,756 125,635,343
Roper Technologies, Inc. .................... 600,534 213,075,469
Salesforce, Inc. .......................... 1,141,031 201,426,202
ServiceNow, Inc.
(a)
........................ 1,795,822 158,589,041
Synopsys, Inc.
(a)
......................... 190,382 91,878,353
Tyler Technologies, Inc.
(a) (b)
.................. 307,850 105,019,949
Workday, Inc. , Class A
(a)
.................... 708,656 86,739,494

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Software (continued)
Zoom Communications, Inc. , Class A
(a)
.......... 598,324 $ 58,127,177
2,466,180,535
a
Specialty Retail  —  3 .0%
AutoZone, Inc.
(a)
......................... 58,296 215,930,133
Home Depot, Inc. (The) .................... 54,714 17,989,963
O'Reilly Automotive, Inc.
(a)
................... 1,903,473 189,205,216
TJX Companies, Inc. (The) .................. 1,671,727 262,043,208
685,168,520
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Apple, Inc. ............................. 686,818 186,368,064
a
Tobacco  —  0 .5%
Philip Morris International, Inc. ................ 717,676 118,466,777
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 87,883 11,285,935
a
Wireless Telecommunication Services  —  1 .2%
T-Mobile U.S., Inc. ........................ 1,359,591 265,800,040
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 20,931,896,748 ) .............................. 22,779,521,222
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(c) (d) (e)
...................... 82,440,590 $ 82,465,323
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(c) (d)
............................ 41,271,985 41,271,985
a
Total Short-Term Securities — 0.6%
(Cost: $ 123,733,302 ) ................................ 123,737,308
Total Investments — 100.4%
(Cost: $ 21,055,630,050 ) .............................. 22,903,258,530
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (87,379,512)
Net Assets — 100.0% ................................. $ 22,815,879,018
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 80,707,654  $ 1,751,129
(a)
$ —  $ 9,690  $ (3,150) $ 82,465,323  82,440,590  $ 119,160
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 34,025,602  7,246,383
(a)
—  —  —  41,271,985  41,271,985  1,175,408  —
$ —  $ 9,690  $ (3,150)
$ 123,737,308
$ 1,294,568  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 358 06/18/26 $ 13,951 $ 640,690
E-Mini S&P 500 Index ................................................................... 56 06/18/26 20,283 1,453,828
$ 2,094,518

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Min Vol Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 22,779,521,222 $ — $ — $ 22,779,521,222
Short-Term Securities
Money Market Funds ...................................... 123,737,308 — — 123,737,308
$ 22,903,258,530 $ — $ — $ 22,903,258,530
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,094,518 $ — $ — $ 2,094,518
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust